UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.   20549

                              FORM 13F

                        FORM 13F COVER PAGE

    Report for Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lighthouse Capital Management, Inc.
Address: 10000 Memorial Drive
         Suite 660
         Houston, TX  77024

13F File Number:  28-5076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on the behalf of Reporting Manager:

Name:    Christine Cobb
Title:   Chief Financial Officer
Phone:   713-688-6881
Signature, Place, and Date of Signing:

    /s/ Christine Cobb   Houston, Texas   February 4, 2003

Report Type  (Check only one.):

[ X]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE



Report Summary:

Number of other Included Managers:	0
Form 13F Information Table Entry Total: 75
Form 13F Information Table Value Total: 103,389

List of Other Included Managers:

     No.   13F File Number        Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Actel Corp                     Common Stocks    004934105     1666   102735 SH       SOLE                   102735
Altera                         Common Stocks    021441100      765    62076 SH       SOLE                    62076
American Superconductor        Common Stocks    030111108      202    67125 SH       SOLE                    67125
Analog Devices                 Common Stocks    032654105      742    31097 SH       SOLE                    31097
Applied Films                  Common Stocks    038197109     2216   110850 SH       SOLE                   110850
Arkansas Best                  Common Stocks    040790107     1749    67330 SH       SOLE                    67330
Baxter International Inc.      Common Stocks    071813109     1359    48550 SH       SOLE                    48550
Bear Stearns Companies         Common Stocks    073902108     3049    51336 SH       SOLE                    51336
Boston Properties              Common Stocks    101121101     1133    30750 SH       SOLE                    30750
Boyd Gaming Corp               Common Stocks    103304101     2376   169075 SH       SOLE                   169075
Brooks-PRI Automation          Common Stocks    11442E102     1071    93450 SH       SOLE                    93450
Caremark RX Inc                Common Stocks    141705103     1965   120925 SH       SOLE                   120925
CEC Entertainment              Common Stocks    125137109     1807    58850 SH       SOLE                    58850
Celgene                        Common Stocks    151020104     1523    70950 SH       SOLE                    70950
Cendant                        Common Stocks    151313103      865    82510 SH       SOLE                    82510
Cendant Cv Pf 7.75% '04        Conv Preferred   151313889      935    29000 SH       SOLE                    29000
Chicago Pizza & Brewery        Common Stocks    167889104      367    53150 SH       SOLE                    53150
Christopher & Banks            Common Stocks    171046105     1393    67134 SH       SOLE                    67134
CMS Energy                     Common Stocks    125896100     1257   133162 SH       SOLE                   133162
Coastal Banc Conv Pfd          Conv Preferred   190428201     1151    45125 SH       SOLE                    45125
Coherent                       Common Stocks    192479103     1712    85805 SH       SOLE                    85805
CSX Corp.                      Common Stocks    126408103     1470    51926 SH       SOLE                    51926
DNP Select Income Fund Inc     Common Stocks    264324104      871    87945 SH       SOLE                    87945
Duke Energy 8.25%              Common Stocks    264399585      290    18230 SH       SOLE                    18230
Equity Residential             Common Stocks    29476L107      914    37205 SH       SOLE                    37205
First Industrial Realty Trust  Common Stocks    32054K103     1028    36710 SH       SOLE                    36710
Fossil                         Common Stocks    349882100     2403   118129 SH       SOLE                   118129
Foundry Networks               Common Stocks    35063R100     1076   152875 SH       SOLE                   152875
Gabelli Eq Trust 7.25% Pref    Preferred Stocks 362397309      422    16485 SH       SOLE                    16485
Globespan Virata               Common Stocks    37957V106     1396   316600 SH       SOLE                   316600
HL&P Cap Tr. 8.125%            Preferred Stocks 404202202      325    18475 SH       SOLE                    18475
Humana                         Common Stocks    444859102     1759   175895 SH       SOLE                   175895
Int'l Rectifier 4.25% 7-13-07  Conv Bonds       460254AE5     1186  1389000 SH       SOLE                  1389000
International Rectifier        Common Stocks    460254105     2671   144665 SH       SOLE                   144665
ISIS Pharmaceuticals           Common Stocks    464330109     1127   171055 SH       SOLE                   171055
JNI Corp                       Common Stocks    46622G105      701   253075 SH       SOLE                   253075
Jones Apparel                  Common Stocks    480074103     1547    43645 SH       SOLE                    43645
Keithley Instruments           Common Stocks    487584104     1301   104078 SH       SOLE                   104078
Kemet Corp                     Common Stocks    488360108      932   106693 SH       SOLE                   106693
Lehman Brothers Holdings       Common Stocks    524908100     1271    23851 SH       SOLE                    23851
Ligand Pharmaceuticals         Common Stocks    53220K207     1626   302830 SH       SOLE                   302830
Lighthouse Opportunity Fund    Mutual Funds     742935794      291    27757 SH       SOLE                    27757
Lincare Holdings               Common Stocks    532791100     2078    65730 SH       SOLE                    65730
Merix Corp                     Common Stocks    590049102      884   105240 SH       SOLE                   105240
MIM Corporation                Common Stocks    553044108      981   169165 SH       SOLE                   169165
Mitcham Industries             Common Stocks    606501104      332   276925 SH       SOLE                   276925
Multimedia Games               Common Stocks    625453105     1619    58950 SH       SOLE                    58950
National Oilwell               Common Stocks    637071101     1215    55650 SH       SOLE                    55650
Navigant International         Common Stocks    63935R108     1944   157650 SH       SOLE                   157650
Pacific Sunwear                Common Stocks    694873100     1114    62957 SH       SOLE                    62957
Plains All Amern Pipeline LP   Common Stocks    726503105     3456   141636 SH       SOLE                   141636
Pogo Producing                 Common Stocks    730448107     1835    49260 SH       SOLE                    49260
PracticeWorks                  Common Stocks    739419109     1782   225400 SH       SOLE                   225400
Public Storage pfd Q           Preferred Stocks 74460D711      345    13130 SH       SOLE                    13130
Quiksilver                     Common Stocks    74838C106     2623    98400 SH       SOLE                    98400
Republic Services Inc          Common Stocks    760759100     1293    61625 SH       SOLE                    61625
Sabre Holdings Corp            Common Stocks    785905100     1548    85500 SH       SOLE                    85500
Shaw Group                     Common Stocks    820280105     2116   128615 SH       SOLE                   128615
Shuffle Master                 Common Stocks    825549108      876    45855 SH       SOLE                    45855
Southwest Airlines             Common Stocks    844741108     1463   105218 SH       SOLE                   105218
Stelmar Shipping               Common Stocks    V8726M103      634    42125 SH       SOLE                    42125
SunGard Data Systems           Common Stocks    867363103     1355    57500 SH       SOLE                    57500
Sycamore Networks              Common Stocks    871206108      962   332925 SH       SOLE                   332925
Synopsys                       Common Stocks    871607107     2067    44785 SH       SOLE                    44785
Sypris Solutions               Common Stocks    871655106     1190   116525 SH       SOLE                   116525
Tenet Healthcare Corporation   Common Stocks    88033G100     2258   137672 SH       SOLE                   137672
Trikon Technologies            Common Stocks    896187408     2140   427967 SH       SOLE                   427967
Ultra Petroleum                Common Stocks    903914109     2400   242450 SH       SOLE                   242450
Universal Display              Common Stocks    91347P105      994   125925 SH       SOLE                   125925
Univision Communications       Common Stocks    914906102      817    33350 SH       SOLE                    33350
UNUM Provident                 Common Stocks    91529Y106     1313    74831 SH       SOLE                    74831
Utilities HOLDRs Trust         Common Stocks    918019100     1187    18500 SH       SOLE                    18500
Valero 7.75% '03 PEPS          Conv Preferred   91821D107     1703    58525 SH       SOLE                    58525
Vornado Realty Pfd C           Preferred Stocks 929042406      776    30560 SH       SOLE                    30560
Westport Res Conv Pfd          Conv Preferred   961418209     2178   103200 SH       SOLE                   103200